CONVERTIBLE REDEEMABLE PREFERRED STOCK, COMMON STOCK AND NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest [Abstract]
Noncontrolling Interest Disclosure [Text Block]
NOTE 11 - CONVERTIBLE REDEEMABLE PREFERRED STOCK, COMMON STOCK AND NON-CONTROLLING INTEREST

Common stock
The Company has 199,829 shares of common stock ($1.00 par value) authorized, of which 87,329 shares were issued to the Founders at inception, for aggregate proceeds of $600,000 (or $6.87 per share). The balance of authorized common shares (112,500 shares) has been reserved for issuance upon conversion of preferred shares to common.

Dividends on common stock are recorded when declared by the Board of Directors.

Convertible redeemable preferred stock
The Company has authorized 112,500 shares of convertible redeemable preferred stock ($1,000 par value) of which 89,114 shares and 64,047 shares were outstanding at December 31, 2013 and 2012, respectively.

The characteristics of the convertible redeemable preferred stock include:

Ranking: The convertible redeemable preferred stock ranks senior to the common stock with respect to payment of dividends and amounts upon liquidation, dissolution, or winding up.

Dividends: Annual dividends declared are paid on a preferential basis to the holders of the convertible redeemable preferred stock. The amount of the dividend is equal to the higher of (i) 8% of the outstanding preferred shares, or (ii) the total dividends declared by the Company multiplied by the ratio of convertible redeemable preferred stock to the total weighted common and convertible redeemable preferred stock outstanding (“the formula”). The preferred dividends are cumulative, such that all accrued and unpaid preferred dividends must be paid before any dividends can be paid to the common shareholders. Additionally, the convertible redeemable preferred stock is participating in dividends with the common shareholders.

Liquidation Preference: Upon any liquidation, dissolution, or winding up of the Company, the holders of the convertible redeemable preferred stock are entitled to receive, prior and in preference to any distribution or payment made to holders of common stock, an amount equal to the greater of (i) an aggregate preference amount of all of the shares held by such holder, and (ii) the amount that such holder would be entitled to receive in connection with an applicable liquidation event had such holder converted all shares then held by such holder into common stock immediately prior to such event.

Upon a Change in Control: The holders of the convertible redeemable preferred stock are entitled to receive a cash payment from the Company based on what they would have received had they converted their convertible redeemable preferred stock to common stock.

Voting Rights: The holders of the convertible redeemable preferred stock are entitled to vote on all matters submitted to the shareholders on a basis consistent with that of the common stock shareholders. During any period in which the investors own less than 20% of the common shares outstanding, the Company is restricted from taking certain actions without the prior written consent of the investors. Furthermore, during any period in which the investors own 20% or more of the common shares outstanding, the Company is also restricted from taking certain actions without the prior written consent of the investors.

Conversion: The convertible redeemable preferred stock automatically converts to common stock upon a qualified public offering. After the initial restructuring, or at the request of the convertible redeemable preferred stockholders upon certain events as defined, the convertible redeemable preferred stock will convert to common stock based on a predetermined calculation. The calculation grants one share of common stock for each share of convertible redeemable preferred stock at a conversion price of $1,000 per share, and provides for additional common stock for any accrued preferred dividends granted by the Company.

During 2012 the Company amended the convertible redeemable preferred stockholder agreement to revise the conversion price to $916.07 per share. The Company accounted for the reduction in the conversion price as a modification. As a result, the increase in the value of the conversion option of approximately $1,372,000 was accounted for as a preferred stock discount with a corresponding increase in additional paid-in-capital. The preferred stock discount was amortized as a dividend at the measurement date, resulting in a decrease in retained earnings.

Redemption: If a qualified public offering does not occur by December 31, 2013 (which was changed to December 31, 2014 subsequent to the balance sheet date), and based on the level of investment made by the investors at such time, the investors can require the Founders to repurchase all (or a portion, depending on the circumstances) of the outstanding preferred shares. Proceeds used to affect such redemption may come from various sources including, but not limited to, the liquidation of the Company. Additional circumstances under which the convertible redeemable preferred stock would be redeemed include a change of control, receipt of Key Man Life insurance proceeds or an Event of Noncompliance, as defined.

Convertible redeemable preferred stock transactions during the years ended December 31, 2013 and 2012 were as follows:

In 2012, the Company issued 20,564 shares of convertible redeemable preferred stock for gross proceeds of $20,564,000, less issuance costs of approximately $256,000. The excess of the fair value of the convertible redeemable preferred stock over the issuance price, approximately $5,211,000, is recorded as a reduction in retained earnings.

In 2012, the Company also issued 1,852.885 shares of convertible redeemable preferred stock as payment of certain accrued preferred stock dividends declared in 2011. In addition, the Company paid $1,000,000 cash and issued 4,325 shares of convertible redeemable preferred stock in settlement of certain accrued common stock dividends declared in 2008 and as a payment in-kind of certain common stock dividends declared in 2012. The excess of the carrying amount of the accrued dividends over the fair value of the convertible redeemable preferred stock of approximately $1,185,050 was recorded as a reduction in retained earnings.

Also in 2012, the Company issued 5,675.000 shares of convertible redeemable preferred stock as a partial repayment of the $10 million shareholder loan made in 2011. There was no excess of carrying value of the loan payable over the fair value of the convertible redeemable preferred stock at issuance date.

Additionally, during 2012 the Company issued 6,000.000 shares of convertible redeemable preferred stock in settlement of certain accrued common stock dividends declared during the year. There was no excess of carrying value of the dividend payable over the fair value of the convertible redeemable preferred stock at issuance date.

In January 2013, the Company issued 167.309 shares of convertible redeemable preferred stock as payment of certain accrued preferred stock dividends declared in 2012. The excess of the carrying amount of the accrued dividends over the fair value of the convertible redeemable preferred stock of approximately $45,843 was recorded as a decrease in retained earnings.

In January, April and October of 2013, the Company issued a total of 3,000.00 shares of convertible redeemable preferred stock as final repayment of the $11 million shareholder loan made in 2012. The excess of carrying value of the loan payable over the fair value of the convertible redeemable preferred stock was $1,429,217. Of this amount, $1,261,797 was recorded as a reduction in retained earnings and $167,420 was recorded as a decrease in additional paid-in capital.

At various dates during 2013, the Company issued 21,899.181 shares of convertible redeemable preferred stock for gross proceeds of $21,899,181, less issuance costs of approximately $274,000. The excess of the fair value of the convertible redeemable preferred stock over the issuance price was $7,517,915. Of this amount, $7,105,607 was recorded as a reduction in retained earnings and $412,308 was recorded as a decrease in additional paid-in capital.
The beneficial conversion feature of the convertible redeemable preferred stock resulted in an aggregate reduction in retained earnings totaling $4,927,423 and $4,584,272 for the years ended December 31, 2013 and 2012, respectively.

Dividends
During 2012, the Company declared a special $9,100,000 common stock dividend. The preferred shareholders pro rata share of the dividend was less than 8% of the weighted preferred shares outstanding. Accordingly, the preferred shareholders were entitled to their pro rata share of the common stock dividend, which amounted to approximately $4,021,000 and an sadditional 8% convertible redeemable preferred stock dividend catch-up in the amount of $167,305. A total of $6,272,057 was recorded as a decrease in additional paid-in capital. The remaining $2,827,943 was recorded as a reduction in retained earnings.

The Company declared a $6,000,000 common stock dividend in 2012 which was paid in-kind during the 2012 fiscal year and recorded as a decrease in retained earnings.

On December 31, 2013, the Company declared a common stock dividend of $12,700,000 ($145.43 per share), of which $4,544,730 was recorded as a decrease in additional paid-in capital, reducing the balance to zero, and the remainder, $8,155,270 was recorded as a reduction in retained earnings. The preferred shareholders’ pro rata share of the dividend was more than 8% of the weighted average preferred shares outstanding. Accordingly, the preferred shareholders were entitled to their pro rata share of the common stock dividend, which amounted to approximately $6,288,000.

Prior to the January 2013 Transaction, Odyssey and Orion declared dividends totaling $2,162,938 in order to distribute all retained earnings, of which $1,081,469 (50%) eliminates in consolidation. The remaining amount payable to noncontrolling interest of $904,803 is included as dividend payable in the consolidated balance sheets at December 31, 2013.

Dividends payable consist of the following:

	2008 common stock dividend	2011 convertible redeemable preferred stock dividend	2012 common stock special dividend	2012 preferred stock catch- up dividend	2012 common stock dividend	2013 common stock dividend	2013 Odyssey and Orion dividend	Total
Balance at December 31, 2011	$5,897,700	$1,852,885	$-	$-	$-	$-	$-	$7,750,585
Gross amount of dividend accrued	-	-	9,100,000	167,305	6,000,000	-	-	15,267,305
Paid in kind	(2,123,575)	(1,852,885)	(2,201,425)	-	(6,000,000)	-	-	(12,177,885)
Paid in cash	(1,000,000)	-	-	-	-	-	-	(1,000,000)
Balance at December 31, 2012	2,774,125	-	6,898,575	167,305	-	-	-	9,840,005
Gross amount of dividend accrued	-	-	-	-	-	12,700,000	1,081,469	13,781,469
Paid in kind	-	-	-	(167,305)	-	-	-	(167,305)
Paid in cash	(100,000)	-	-	-	-	-	(176,666)	(276,666)
Balance at December 31, 2013	$2,674,125	$-	$6,898,575	$-	$-	$12,700,000	$904,803	$23,177,503

Non-controlling interest
Amounts pertaining to the non-controlling ownership interest held by third parties in the financial position and operating results of the Company’s subsidiaries and/or consolidated VIEs are reported as non-controlling interest in the accompanying consolidated balance sheets. The non-controlling ownership interest attributable to NBH amounts to approximately $1,190,000 and $2,101,000 as of December 31, 2013 and 2012, respectively. The non-controlling ownership interest attributable to NBHC and its wholly-owned shipowning subsidiaries amounts to approximately $18,660,000 and $1,101,000 at December 31, 2013 and 2012, respectively. The non-controlling interest attributable to Bulk Cajun and BVH was approximately $543,000 and $(7,000), respectively at December 31, 2013.